Private and confidential

The Directors	The Directors
Shenton Aircraft Investment I Limited	Shenton Aircraft Investment USA I LLC
PO Box 309	1209 Orange Street
Ugland House, Grand Cayman	Wilmington, Delaware 19801
KY1-1104, Cayman Islands, (as “Joint Issuer”)	United States of America, (as “Joint Issuer”)

BOC Aviation Pte. Ltd.

8 Shenton Way

#18-01

Singapore 068811, (as “Originator”)

Citigroup Global Markets Inc.

388 Greenwich Street

New York, NY 10013

United States of America, (as “Lead Manager”)

and the other Managers (as defined in section 1

of the arrangement letter dated September 4, 2015)

September 15, 2015

Ladies and Gentlemen

Agreed upon procedures letter for Securitization project (the “AUP Letter”) in connection with proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

1	In accordance with the terms of our arrangement letter dated September 4, 2015 we have read the items identified by you in respect of certain specified lease information in the form set out in Attachment A (being that data sheet delivered by you to us on September 9, 2015) (the “Data sheet”) in respect of 24 commercial jet aircraft (the “Aircraft”) to be acquired by the Joint Issuers which has been prepared and provided to us by the Originator. In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as indicated by the symbols and explained in paragraph 12 below, to the specified lease information contained on the Data sheet in respect of the Aircraft. A copy of the Data sheet is attached hereto and initialled by us for the purpose of identification.

2	The Data sheet has been prepared by the Originator and the information included therein has been extracted from certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Directors of the Joint Issuers.

Project Alpha

Agreed upon procedures

September 15, 2015

3	For the purposes of this letter “Lease Agreement” shall mean copies of the signed lease agreements between the Originator and/or its subsidiaries and the respective lessees as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, debt deferral or restructuring agreements and other relevant lease related agreements where appropriate as provided to us by the Originator in respect of the Aircraft.

4	We understand that the Data sheet for the Aircraft has been prepared for the particular purpose of summarising certain of the principal economic terms of the Lease Agreements for the Aircraft, which is being used to present certain information to be included in the Preliminary Offering Memorandum relating to the issuance and offering by the Joint Issuers. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

5	This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

6	We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

7	This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

8	Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) defines certain services which are considered to be due diligence (“Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any ABS (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934” which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the Issuer’s 17g-5 website for the related ABS transaction.

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter. This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter. To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

Project Alpha

Agreed upon procedures

September 15, 2015

9	The Lease Agreements in respect of the Aircraft were provided to us by the Originator in the period from May 20, 2015 to September 1, 2015.

The Originator has informed us that the Data sheet in respect of the Aircraft reflects the amendments and other modifications to the Lease Agreements in the period from May 20, 2015 to September 1, 2015 but does not reflect amendments or other modifications to the Lease Agreements in the period from September 1, 2015 to September 15, 2015. We have carried out no procedures in respect of amendments or other modifications to the Lease Agreements in the period since September 1, 2015.

We performed the procedures enumerated at 12 below in respect of the Lease Agreements provided to us by the Originator.

10	Our procedures were based solely on copies of the Lease Agreements and other related information provided to us by the Originator in respect of the Aircraft and we make no comment on the completeness or accuracy of the Lease Agreements and such related information.

11	It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Lease Agreements or regarding the sufficiency for your purposes of the procedures enumerated at 12 below. Furthermore we make no representations as to the compliance of the lessees or any member of the Originator group with any or all of the terms of the Lease Agreements. Our procedures were restricted to those set out at 12 below.

Procedures Performed and Findings

12	Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

Item Description

(i)	MSN

a	We compared the ‘MSN’ (manufacturer’s serial number) shown on the Data sheet to the manufacturer’s serial number shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

a1	We noted that the ‘MSN’ (manufacturer’s serial number) shown on the Data sheet was not shown in the Lease Agreement identified for this aircraft. We noted that this aircraft is scheduled for delivery subsequent to the date of this report. The Originator has represented to us that the ‘MSN’ shown on the Data sheet is the manufacturer’s serial number advised to it by the manufacturer for the aircraft that is expected to be delivered on the ‘Delivery Date’ (see (iv) below). We make no further comment on this item.

(ii)	Type

b	We compared the ‘Type’ shown on the Data sheet to the aircraft type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

b1	We compared the ‘Type’ shown on the Data sheet to the aircraft type (model/series) shown in the Lease Agreement and found it to be in agreement, while noting that the manufacturer’s serial number was not shown in the Lease Agreement identified for this aircraft. We noted that this aircraft is scheduled for delivery subsequent to the date of this report. We make no further comment on this item.

Project Alpha

Agreed upon procedures

September 15, 2015

(iii)	Engine Type

c	We compared the ‘Engine Type’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

c1	We compared the ‘Engine Type’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement and found it to be in agreement, while noting that the manufacturer’s serial number was not shown in the Lease Agreement identified for this aircraft. We noted that this aircraft is scheduled for delivery subsequent to the date of this report. We make no further comment on this item.

(iv)	Delivery Date

d	We compared the ‘Delivery Date’ shown on the Data sheet to the date of delivery from the manufacturer shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

d1	We noted that the ‘Delivery Date’ shown on the Data sheet is a date subsequent to the date of this report. The Originator has represented to us that they have estimated the delivery date for this aircraft. We make no further comment on this item.

(v)	Current Lessee

e	We compared the ‘Current Lessee’ shown on the Data sheet to the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(vi)	Country

f	We compared the ‘Country’ shown on the Data sheet to the country of incorporation of lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(vii)	Lease Start Date

g	We compared the ‘Lease Start Date’ shown on the Data sheet to the lease start date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

g1	We noted that the ‘Lease Start Date’ shown on the Data sheet is a date subsequent to the date of this report. The Originator has represented to us that they have estimated the lease start date for this aircraft. We make no further comment on this item.

Project Alpha

Agreed upon procedures

September 15, 2015

(viii)	Lease Maturity Date

h	We compared the ‘Lease Maturity Date’ shown on the Data sheet to the lease maturity date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

h1	We noted that the ‘Lease Maturity Date’ shown on the Data sheet was derived from the lease start date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

h2	We noted that the ‘Lease Maturity Date’ shown on the Data sheet was derived from the technical acceptance date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

h3	We noted that the ‘Lease Maturity Date’ shown on the Data sheet was derived from the lease start date and the estimated month/year of completion of the next scheduled 8C/12 year block check as shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number. The Originator has represented to us that day/month/year shown on the Data sheet is its estimate of the timing of the completion of the next scheduled 8C/12 year block check. We make no further comment on this item.

h4	We noted that the ‘Lease Maturity Date’ shown on the Data sheet was derived from the estimated lease start date represented to us by the Originator for this aircraft, which is a date subsequent to the date of this report, and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement. We make no further comment on this item.

h5	We noted that the ‘Lease Maturity Date’ shown on the Data sheet was derived from the lease start date and latest number of months or years to expiry defined in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement. We noted that the defined lease period in the lease agreement is subject to a contracted redelivery window whereby the lessee may return the aircraft within the period falling no earlier than 88 months from the lease start date up to and including the date falling no later than 96 months from the lease start date. We make no further comment on this item.

(ix)	Rent Type

i	We compared the ‘Rent Type’ shown on the Data sheet to the rent type shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

i1	Where the Data sheet indicated the ‘Rent Type’ as being “Step” we noted that the rental payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’ serial number provided for pre-determined fixed amounts throughout the lease period, but such pre-determined fixed amounts being subject to change as of a future date, as disclosed on the Data sheet.

i2	We compared the ‘Rent Type’ shown on the Data sheet to the rent type shown in the Lease Agreement identified for this aircraft, which is scheduled for delivery subsequent to the date of this report. We noted that the lease agreement for this aircraft provides for pre-determined fixed amounts throughout the lease period, but is subject to a floating component in the rent setting formula which will only be known 3 Business Days prior to the lease start date. We make no further comment on this item.

Project Alpha

Agreed upon procedures

September 15, 2015

(x)	Index

j	We compared the ‘Index’ shown on the Data sheet to the LIBOR reset information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

j1	We noted the ‘Index’ shown on the Data sheet was stated as “Fixed” as the rental payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number provides for pre-determined fixed amounts throughout the lease period.

j2	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula We compared the ‘Index’ shown on the Data sheet to the swap component outlined in the Lease Agreement rent setting formula for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

j3	Where the Data sheet provided a reference to a footnote for the ‘Index’, we noted that the rental payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number provides for pre-determined fixed amounts throughout the lease period, but such pre-determined fixed amounts being subject to change as of a future date, as disclosed in the footnote on the Data sheet.

(xi)	Rent Payment Frequency

k	We compared the ‘Rent Payment Frequency’ shown on the Data sheet to the rental payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xii)	Rent Reset Frequency

l	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Reset Frequency’ shown on the Data sheet to the LIBOR reset information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

l1	Where the Data sheet indicated the ‘Rent Type’ as “Step” we compared the ‘Rent Reset Frequency’ shown on the Date sheet to the Lease Agreement for the aircraft with the same manufacturer’s serial number and noted that the lease agreement for the aircraft provided for pre-determined fixed amounts that are subject to change as of a future date, as disclosed on the Data sheet.

Project Alpha

Agreed upon procedures

September 15, 2015

(xiii)	Last Reset Date

m	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Last Reset Date’ shown on the Data sheet, representing the date when the rent amount last reset, to a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiv)	Next Reset Date

n	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Next Reset Date’ shown on the Data sheet, representing the date when the rent amount will next reset, to a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xv)	Rent Reset Factor

o	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Reset Factor’ shown on the Data sheet to the rent reset factor shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

o1	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Reset Factor’ shown on the Data sheet to the rent reset factor shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and noted that the rent reset factor in the lease agreement was subject to manufacturer’s escalation. We compared the ‘Rent Reset Factor’ shown on the Data sheet to the rent reset factor included in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, which the Originator represented was the rent reset factor post manufacturer’s escalation, and found it to be in agreement.

o2	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Reset Factor’ shown on the Data sheet to the rent reset factor shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

o3	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Reset Factor’ shown on the Data sheet to the rent reset factor shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the aircraft is scheduled for delivery subsequent to the date of this report and the lease agreement for this aircraft indicates the rent reset factor is subject to manufacturer’s escalation which will be finalised based on the actual delivery date of the aircraft. We make no further comment on this item.

Project Alpha

Agreed upon procedures

September 15, 2015

(xvi)	Current Rent

p	We compared the monthly ‘Current Rent’ shown on the Data sheet to a corresponding US dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

p1	Where the monthly ‘Current Rent’ shown on the Data sheet related to a floating rent that resets on a semi-annual or quarterly basis, we compared the ‘Current Rent’ shown on the Data sheet to a corresponding US dollar amount shown in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, for the current reset period, and found it to be in agreement.

p2	We noted that the rent amount per the Lease Agreement is calculated based on a formula, which sets the rent amount in advance of the aircraft delivery. We compared the monthly ‘Current Rent’ shown on the Data sheet to a corresponding US dollar amount shown in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

p3	We compared the monthly ‘Current Rent’ shown on the Data sheet to a corresponding US dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement, while noting that the US dollar rent amount is subject to change as of a future date, as disclosed in the footnote on the Data sheet.

p4	We noted that the rent amount per the Lease Agreement is calculated based on a formula, which sets the rent amount in advance of the aircraft delivery. We compared the monthly ‘Current Rent’ shown on the Data sheet to a corresponding US dollar amount shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the aircraft is scheduled for delivery subsequent to the date of this report and the lease agreement for this aircraft indicates the monthly ‘Current Rent’ is subject to manufacturer’s escalation which will be finalised based on the actual delivery date of the aircraft. We make no further comment on this item.

(xvii)	MR/RC

q	Where the Data sheet indicated ‘MR’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provided for the payment of Supplemental Rent by the lessee.

q1	Where the Data sheet indicated ‘RC with monthly payment of $125k up to $4M (non-drawable)’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provide for the payment of Supplemental Rent by the lessee of $125,000 per month up to a capped amount of $4 million, with such amount to secure the return compensation payments due on redelivery, based on maintenance condition.

q2	Where the Data sheet indicated ‘RC’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provide for return compensation payments on redelivery, based on maintenance condition.

q3	Where the Data sheet indicated ‘MR LC and RC’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provide for a maintenance reserve letter of credit in lieu of the payment of Supplemental Rent by the lessee, and return payments on redelivery, based on maintenance condition.

Project Alpha

Agreed upon procedures

September 15, 2015

q4	Where the Data sheet indicated ‘MR, except RC on Airframe’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provide for the payment of Supplemental Rent by the lessee, except in relation to the Airframe where return compensation payments are due on redelivery, based on maintenance condition.

q5	Where the Data sheet indicated ‘RC with $156,250 monthly payment up to $5m’ we noted that the provisions of the Lease Agreement for the aircraft for the same manufacturer’s serial number provide for the payment of Supplemental Rent by the lessee of $156,250 per month up to a capped amount of $5 million, with such amount to secure the return compensation payments due on redelivery, based on maintenance condition.

(xviii)	Current MR LC

r	We compared the US Dollar amount shown in respect of ‘Current MR LC’ (Maintenance reserve letter of credit) on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number, on a confirmation schedule provided by the Originator with an effective date of September 1, 2015, and found it to be in agreement.

(xix)	Current SD

s	We compared the US Dollar amount shown in respect of ‘Current SD’ (Security deposit) on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number, on a confirmation schedule provided by the Originator with an effective date of September 1, 2015, and found it to be in agreement.

(xx)	Current SD LC

t	We compared the US Dollar amount shown in respect of ‘Current SD LC’ (Security deposit letter of credit) on the Data sheet with a corresponding amount shown for the aircraft with the same manufacturer’s serial number, on a confirmation schedule provided by the Originator with an effective date of September 1, 2015, and found it to be in agreement.

(xxi)	Return Condition

u	We noted that the Data sheet indicated a Full Life redelivery condition in relation to the return condition for the aircraft on Lease Maturity Date. Full Life condition is not a term referred to in the Lease Agreement and is an industry term representative of the aircraft condition per the contractual requirements of the lease and used when ascribing a value to an aircraft. An aircraft is considered Full Life when at Lease Maturity Date the lessor is fully compensated for any maintenance life consumed on each of the major components since new or since the last relevant maintenance event.

As Full Life condition is not a term referred to in the Lease Agreement we make no further comment on the Originator’s determination of what constitutes Full Life.

Project Alpha

Agreed upon procedures

September 15, 2015

u1	We noted that the Data sheet indicated a Half Life redelivery condition in relation to the return condition for the aircraft on Lease Expiry. Half Life condition is not a term referred to in the Lease Agreement and is an industry term representative of the aircraft condition per the contractual requirements of the lease and used when ascribing a value to an aircraft. An aircraft is considered Half Life when at Lease Maturity Date the maintenance life consumed on the aircraft is half way between major maintenance overhaul events.

As Half Life condition is not a term referred to in the Lease Agreement we make no further comment on the Originator’s determination of what constitutes Half Life.

(xxii)	Remaining Extension Option

v	Where the Data sheet indicated a lease extension option, we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated an option to extend the lease term for the aircraft on the basis disclosed in footnotes on the Data sheet.

(xxiii)	Rent Calculation – D

w	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Calculation – D’ shown on the Data sheet to “D” shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

w1	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – D’ shown on the Data sheet to “D” shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxiv)	Rent Calculation – UAR or UABR

x	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Calculation – UAR or UABR’ shown on the Data sheet to the “UAR” or “UABR” shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

x1	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Calculation – UAR or UABR’ before escalation, shown on the Data sheet, to the “UAR” or “UABR” before escalation shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the “UAR” or “UABR” shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number was subject to manufacturer’s escalation. We compared the “UAR” or “UABR” after escalation, shown on the Data sheet, to the “UAR” or “UABR” after escalation included in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, which the Originator represented was the “UAR” or “UABR” post manufacturer’s escalation, and found it to be in agreement.

Project Alpha

Agreed upon procedures

September 15, 2015

x2	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – UAR or UABR’ before escalation, shown on the Data sheet, to the “UAR” or “UABR” before escalation shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the “UAR” or “UABR” shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number was subject to manufacturer’s escalation. We compared the “UAR” or “UABR” after escalation, shown on the Data sheet, to the “UAR” or “UABR” after escalation included in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, which the Originator represented was the “UAR” or “UABR” post manufacturer’s escalation, and found it to be in agreement.

x3	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – UAR or UABR’ before escalation, shown on the Data sheet, to the “UAR” or “UABR” before escalation shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the “UAR” or “UABR” shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number is subject to manufacturer’s escalation but the aircraft is scheduled for delivery subsequent to the date of this report and manufacturer’s escalation will be finalised based on the actual delivery date of the aircraft. We make no further comment on this item.

(xxv)	Rent Calculation – ALR/ASR

y	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Calculation – ALR/ASR’ shown on the Data sheet to the “ALR” or “ASR” used in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

y1	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – ALR/ASR’, shown on the Data sheet, to the “ALR” or “ASR” used in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxvi)	Rent Calculation – Rent Reset Factor/RAF

z	Where the Data sheet indicated the ‘Rent Type’ as “Floating” we compared the ‘Rent Calculation – Rent Reset Factor/RAF’ shown on the Data sheet to the “Rent Reset Factor” or “RAF” shown in the floating lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

Project Alpha

Agreed upon procedures

September 15, 2015

z1	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – Rent Reset Factor/RAF’ before escalation, shown on the Data sheet, to the “Rent Reset Factor” or “RAF” before escalation shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the “Rent Reset Factor” or “RAF” shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number was subject to manufacturer’s escalation. We compared the “Rent Reset Factor” or “RAF” after escalation, shown on the Data sheet, to the “Rent Reset Factor” or “RAF” after escalation included in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, which the Originator represented was the “Rent Reset Factor” or “RAF” post manufacturer’s escalation, and found it to be in agreement.

z2	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – Reset Factor or RAF’ shown on the Data sheet to the “Rent Reset Factor” or “RAF” shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

z3	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – Rent Reset Factor/RAF’ before escalation, shown on the Data sheet, to the “Rent Reset Factor” or “RAF” before escalation shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement. We noted that the “Rent Reset Factor” or “RAF” used in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number is subject to manufacturer’s escalation but the aircraft is scheduled for delivery subsequent to the date of this report and manufacturer’s escalation will be finalised based on the actual delivery date of the aircraft. We make no further comment on this item.

(xxvii)	Rent Calculation – Latest Libor/USD Swap for fl-fx leases

aa	Where the monthly ‘Current Rent’ shown on the Data sheet related to a floating rent that resets on a semi-annual or quarterly basis, we compared the ‘Rent Calculation – Latest Libor/USD Swap for fl-fx leases’ shown on the Data sheet to a corresponding LIBOR rate shown in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, for the current reset period, and found it to be in agreement.

aa1	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – Latest Libor/USD Swap for fl-fx leases’ shown on the Data sheet to the actual Swap rate shown in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, for the lease term period, and found it to be in agreement.

aa2	We noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number states that the (fixed) rental amount will be determined a number of Business Days prior to the delivery of the aircraft as it is subject to a floating component in the rent setting formula. We compared the ‘Rent Calculation – Latest Libor/USD Swap for fl-fx leases’ disclosure shown on the Data sheet, to the Swap rate basis shown in the fixed lease rent formula in the lease agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement. We noted that the aircraft is scheduled for delivery subsequent to the date of this report and the actual Swap rate used in the fixed lease rent formula will be finalised based on the actual delivery date of the aircraft. We make no further comment on this item.

Project Alpha

Agreed upon procedures

September 15, 2015

(xxviii)	AD Cost Sharing (Y/N)

ab	Where the Data sheet indicated “Y” we noted that the information shown on the Data sheet, in respect of the existence of a lessor obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number. We make no comment on the completeness, adequacy or extent of the Originator’s determination of what constitutes AD Cost Sharing obligations.

(xxix)	Sublease (Y/N)

ac	Where the Data sheet indicated “Y” we noted that the information shown on the Data sheet, in respect of existence of subleases, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number.

(xxx)	Third Party Guarantee

ad	Where the Data sheet indicated “Lessee guarantee” we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for a third party to provide credit support for the lessee’s payments and other obligations.

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”).

Yours faithfully

KPMG

Project Alpha

Agreed upon procedures

September 15, 2015

Attachment A

The Data sheet

ID MSN KPMG AUP REF Type KPMG AUP REF Engine Type KPMG AUP REF Manufacture Date Delivery Date KPMG AUP REF MTOW MTOW Unit of Measure MTOW Date Current Lessee KPMG AUP REF
1 3892 a A319-112 b CFM56-5B6/3 c 28-Apr-2009 07-May-2009 d 166,449 lbs At delivery Czech Airlines J.S.C. e
2 2567 a A319-132 b IAE V2524-A5 c 23-Sep-2005 27-Oct-2005 d 166,447 lbsAt delivery Spirit Airlines, Inc. e
3 2783 a A320-232 b IAE V2527-A5 c 28-Apr-2006 18-May-2006 d 169,756 lbs At delivery Bangkok Airways Public Company Limited e
4 6212 a A320-232 b IAE V2527-A5 c 16-Jul-2014 25-Sep-2014 d 169,756 lbs At delivery Beijing Capital Airlines Co., Ltd. e
5 2441 a A320-200 b IAE V2527-A5 c 29-Apr-2005 27-May-2005 d 169,756 lbs Based on previous lease data British Airways Plc e
6 4543 a A320-233 b IAE V2527E-A5 c 14-Dec-2010 12-Jan-2011 d 169,756 lbs At delivery LATAM Airlines Group S.A. e
7 4990 a A320-232 b IAE V2527-A5 c 16-Dec-2011 12-Jan-2012 d 169,756 lbs At delivery South African Airways (Proprietary) Limited e
8 6311 a A320-232 b IAE V2527-A5 c 04-Oct-2014 12-Dec-2014 d 162,040 lbs At delivery TATA SIA Airlines Limited (Trading as Vistara) e
9 2376 a A320-200 b IAE V2527-A5 c 20-Jan-2005 04-Mar-2005 d 169,756 lbs At delivery Transasia Airways Corporation e
10 5479 a A320-232 b IAE V2527-A5 c 25-Jan-2013 19-Feb-2013 d 162,040 lbs At delivery Vueling Airlines S.A. e
11 1350 a A330-243F b Trent772B-60 c 01-Oct-2012 19-Dec-2012 d 513,677 lbs At delivery Qatar Airways Q.C.S.C. e
12 37423 a B737-7CT b CFM56-7B22/3 c 22-Jul-2010 30-Jul-2010 d 154,500 lbs At delivery WestJet e
13 37755 a B737-86J b CFM56-7B24/3 c 15-Jul-2010 28-Jul-2010 d 167,551 lbs At delivery Air Berlin PLC & Co. Luftverkehrs KG e 14 37756 a B737-86J b CFM56-7B24/3 c 09-Aug-2010 17-Aug-2010 d 167,551 lbs At delivery Air Berlin PLC & Co. Luftverkehrs KG e
15 38734 a B737-8GP b CFM56-7B24E c 13-Aug-2013 22-Aug-2013 d 162,500 lbs At delivery PT. Lion Mentari e
16 36606 a B737-8FE b CFM56-7B26/3 c 01-Oct-2009 28-Oct-2009 d 174,198 lbs At delivery VB 800 2009 Pty Limited (Trading as Virgin Australia Airlines) e
17 38726 a B737-9GPER b CFM56-7B26E c 03-Dec-2012 14-Dec-2012 d 172,000 lbs At delivery PT. Lion Mentari e
18 29067 a B777-3AL b RB211Trent-892-17 c 14-Jun-2002 02-Jul-2002 d 659,998 lbs At delivery Emirates e
19 35249 a B777-333ER b GE90-115BG02 c 12-Apr-2008 22-Apr-2008 d 760,000 lbs At delivery Air Canada e
20 19000664 a E190-100LR b CF34-10E6 c 01-Apr-2014 25-Apr-2014 d 110,893 lbs At delivery Aerolitoral, S.A. de C.V. (dba Aeromexico Connect) e
21 19000649 a E190-100STD b CF34-10E5 c 18-Nov-2013 28-Nov-2013 d 105,359 lbs At delivery KLM Cityhopper B.V. e
22 1490 a A330-302 b CF6-80E1A4/B c 06-Dec-2013 24-Jan-2014 d 513,677 lbs At delivery Iberia Lineas Aéreas de España, Sociedad Anónima Operadora S.U. e
23 6763 a1 A321-200 b1 V2533-A5 SelectOne c1 24-Sep-2015 24-Oct-2015 d1 178,000 lbs Lease agreement Beijing Capital Airlines Co., Ltd. e
24 37425 a B737-84P b CFM56-7B26/3 c 05-Sep-2010 22-Sep-2010 d 171,500 lbs At delivery Xiamen Airlines e
Estimated
Aircraft undelivered as at data provided.

Country	KPMG AUP REF	Region	Lease Start Date	KPMG AUP REF	Lease Maturity Date	KPMG AUP REF	Rent Type	KPMG AUP REF	Index	KPMG AUP REF	Rent Payment Frequency	KPMG AUP REF	Rent Reset Frequency	KPMG AUP REF	Initial Index Rate	Last Reset Rate
Czech Republic	f	Europe	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
USA	f	North America	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Thailand	f	Asia	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
People's Republic of China	f	Asia	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j2	Monthly	k	[redacted]		[redacted]	[redacted]
United Kingdom	f	Europe	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Chile	f	Latin America	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
South Africa	f	Middle East & Africa	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
India	f	Asia	[redacted]	g	[redacted]	h2	Fixed	i	[redacted]	j2	Monthly	k	[redacted]		[redacted]	[redacted]
Taiwan	f	Asia	[redacted]	g	[redacted]	h3	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Spain	f	Europe	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Qatar	f	Middle East & Africa	[redacted]	g	[redacted]	h1	Step	i1	[redacted]	j3	Monthly	k	[redacted]	l1	[redacted]	[redacted]
Canada	f	North America	[redacted]	g	[redacted]	h	Fixed	i	[redacted]	j2	Monthly	k	[redacted]		[redacted]	[redacted]
Germany	f	Europe	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Germany	f	Europe	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Indonesia	f	Asia	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Australia	f	Asia	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Indonesia	f	Asia	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
United Arab Emirates	f	Middle East & Africa	[redacted]	g	[redacted]	h	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Canada	f	North America	[redacted]	g	[redacted]	h	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
Mexico	f	Latin America	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Netherlands	f	Europe	[redacted]	g	[redacted]	h1	Fixed	i	[redacted]	j1	Monthly	k	[redacted]		[redacted]	[redacted]
Spain	f	Europe	[redacted]	g	[redacted]	h1	Floating	i	[redacted]	j	Monthly	k	[redacted]	l	[redacted]	[redacted]
People's Republic of China	f	Asia	[redacted]	g1	[redacted]	h4	Floating Fixed	i2	[redacted]	j2	Monthly	k	[redacted]		[redacted]	[redacted]
People's Republic of China	f	Asia	[redacted]	g	[redacted]	h5	Fixed	i	[redacted]	j1	Quarterly	k	[redacted]		[redacted]	[redacted]

[redacted]

Country KPMG AUP REF Region Lease Start Date KPMG AUP REF Lease Maturity Date KPMG AUP REF Rent Type KPMG AUP REF Index KPMG AUP REF Rent Payment Frequency KPMG AUP REF Rent Reset Frequency KPMG AUP REF Initial Index Rate Last Reset Rate
Czech Republic f Europe g h1 Floating i j Monthly k l
USA f North America g h1 Floating i j Monthly k l
Thailand f Asia g h1 Fixed i j1 Monthly k
People’s Republic of China f Asia g h1 Fixed i j2 Monthly k
United Kingdom f Europe g h1 Fixed i j1 Monthly k
Chile f Latin America g h1 Floating i j Monthly k l
South Africa f Middle East & Africa g h1 Floating i j Monthly k l
India f Asia g h2 Fixed i j2 Monthly k
Taiwan f Asia g h3 Fixed i j1 Monthly k
Spain f Europe g h1 Fixed i j1 Monthly k
Qatar f Middle East & Africa g h1 Step i1 j3 Monthly k l1
Canada f North America g h Fixed i j2 Monthly k
Germany f Europe g h1 Floating i j Monthly k l
Germany f Europe g h1 Floating i j Monthly k l
Indonesia f Asia g h1 Floating i j Monthly k l
Australia f Asia g h1 Floating i j Monthly k l
Indonesia f Asia g h1 Floating i j Monthly k l
United Arab Emirates f Middle East & Africa g h Fixed i j1 Monthly k
Canada f North America g h Floating i j Monthly k l
Mexico f Latin America g h1 Fixed i j1 Monthly k
Netherlands f Europe g h1 Fixed i j1 Monthly k
Spain f Europe g h1 Floating i j Monthly k l
People’s Republic of China f Asia g1 h4 Floating Fixed i2 j2 Monthly k
People’s Republic of China f Asia g h5 Fixed i j1 Quarterly k

As at 22 Aug 2015

Based on July 2015 data

Last Reset Date	KPMG AUP REF	Next Reset Date	KPMG AUP REF	Index Floor	Index Cap	Rent Reset Factor	KPMG AUP REF	Current Rent	KPMG AUP REF	MR/RC	KPMG AUP REF	Monthly MR	Current MR LC	KPMG AUP REF
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	o1	[redacted]	p2	[redacted]	q1	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q2	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q2	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	o1	[redacted]	p2	[redacted]	q3	[redacted]	[redacted]	r
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q3	[redacted]	[redacted]	r
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p3	[redacted]	q2	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	o2	[redacted]	p2	[redacted]	q2	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q4	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q4	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q2	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q2	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q3	[redacted]	[redacted]	r
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q2	[redacted]	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	[redacted]	[redacted]	o	[redacted]	p1	[redacted]	q2	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	o3	[redacted]	p4	[redacted]	q5	[redacted]	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	p	[redacted]	q2	[redacted]	[redacted]

As at 22 Aug 2015
Based on July 2015 data
Last Reset Date
KPMG AUP REF
Next Reset Date
KPMG AUP REF
Index Floor
Index Cap
Rent Reset Factor
KPMG AUP REF
Current Rent
KPMG AUP REF
MR/RC
KPMG AUP REF
Monthly MR
Current MR LC
KPMG AUP REF
m n o p1 q
m n o p1 q
p q
o1 p2 q1
p q2
m n o p1 q2
m n o p1 q
o1 p2 q3 r
p q
p q3 r
p3 q2
o2 p2 q2
m n o p1 q
m n o p1 q
m n o p1 q4
m n o p1 q
m n o p1 q4
p q2
m n o p1 q2
p q3 r
p q2
m n o p1 q2
o3 p4 q5
p q2

Current SD	KPMG AUP REF	Current SD LC	KPMG AUP REF	Return Condition	KPMG AUP REF		Remaining Extension Option	KPMG AUP REF	Early Termination	Purchase Option	D	KPMG AUP REF	UAR or UABR	KPMG AUP REF
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]	w	[redacted]	x1
[redacted]	s	[redacted]		[redacted]	u		[redacted]	v	[redacted]	[redacted]	[redacted]	w	[redacted]	x1
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x2
[redacted]		[redacted]		[redacted]	u1		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x2
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]		[redacted]	t	[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]		[redacted]	t	[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]	w	[redacted]	x2
[redacted]		[redacted]	t	[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]		[redacted]	t	[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]		[redacted]	t	[redacted]	u		[redacted]	v	[redacted]	[redacted]	[redacted]	w	[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]		[redacted]	t	[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]		[redacted]	t	[redacted]	u		[redacted]	v	[redacted]	[redacted]	[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x
[redacted]	s	[redacted]		[redacted]	u		[redacted]		[redacted]	[redacted]	[redacted]		[redacted]	x3
[redacted]		[redacted]	t	[redacted]	u		[redacted]	v	[redacted]	[redacted]	[redacted]		[redacted]

Current SD
KPMG AUP REF
Current SD LC
KPMG AUP REF
Return Condition
KPMG AUP REF
Remaining Extension Option
KPMG AUP REF
Early Termination
Purchase Option
D
KPMG AUP REF
UAR or UABR
KPMG AUP REF
s u w x1
s u v w x1
s u s u x2
u1
s u x
s u x
s u x2
s u
t u
t u
s u w x2
t u x
t u x
s u x
t u v w x
s u x
t u
s u x
s u
t u v
s u x
s u x3
t u v

Rent Calculation

ALR/ ASR	KPMG AUP REF	Rent Reset Factor/ RAF	KPMG AUP REF	Latest Libor/ USD Swap for fl-fx leases	KPMG AUP REF	AD Cost Sharing (Y/N)	KPMG AUP REF	Sublease (Y/N)	KPMG AUP REF	Third Party Guarantee	KPMG AUP REF
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]		[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]		[redacted]		[redacted]	
[redacted]	y1	[redacted]	z1	[redacted]	aa1	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]	ab	[redacted]		[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]	ab	[redacted]	ac	[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]		[redacted]	
[redacted]	y1	[redacted]	z1	[redacted]	aa1	[redacted]	ab	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]	ab	[redacted]		[redacted]	
[redacted]	y1	[redacted]	z2	[redacted]	aa1	[redacted]	ab	[redacted]		[redacted]	ad
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]	ac	[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]	ac	[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]	ab	[redacted]		[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]	ac	[redacted]	ad
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]	ab	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]	ab	[redacted]		[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]	ab	[redacted]		[redacted]	ad
[redacted]		[redacted]		[redacted]		[redacted]	ab	[redacted]		[redacted]	
[redacted]	y	[redacted]	z	[redacted]	aa	[redacted]		[redacted]		[redacted]	
[redacted]	y1	[redacted]	z3	[redacted]	aa2	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]		[redacted]		[redacted]		[redacted]

Rent Calculation
ALR/ ASR
KPMG AUP REF
Rent Reset Factor/ RAF
KPMG AUP REF
Latest Libor/ USD Swap for fl-fx leases
KPMG AUP REF
AD Cost Sharing (Y/N)
KPMG AUP REF
Sublease (Y/N)
KPMG AUP REF
Third Party Guarantee
KPMG AUP REF
y z aa
y z aa
y1 z1 aa1
ab
y z aa ab ac
y z aa
y1 z1 aa1 ab
ab
y1 z2 aa1 ab ad
y z aa ac
y z aa ac
y z aa ab
y z aa ac ad
y z aa ab ab
y z aa ab ad
ab
y z aa
y1 z3 aa2